Dear Fellow Shareholders:

         After the sharp sell-off that accompanied the weakening economy and the events of September 11 last year, the first half of fiscal 2002 provided welcome relief in the high yield bond market. Bond prices rebounded somewhat during the period, particularly in the most recent few months. We are pleased that our trailing six-month total return of 9.02% has compared well with those of our competitors.

         At this point, we have positioned the Trust with our continued emphasis on companies with either demonstrated levels of cash flow or so-called "hard assets." As the concerns stemming from last fall have dissipated somewhat, the bond prices of companies in such sectors as manufacturing and gaming have rebounded sharply, providing support to the Trust's net asset value.

         Having said that, in 2002 the high yield market is witnessing a second year of peak default rates --- in contrast to the single peak year of 1990. In several cases, the economic dislocation accompanying September 11 caused leveraged companies to miss their bank covenants and interest payments. This has put pressure on the income of the Trust, as well as the payouts of our competitors.

         Moreover, given the low level of interest rates today, we are taking a cautious approach to investing cash that the Trust has accumulated from recent shareholder purchases, and, since money market instruments yield less than 2% today, that caution will put further pressure on the Trust's payout for the remainder of the year. Most observers expect that the next move for short-term interest rates will be upwards, and we are concerned that such a move might cause interest rates to rise on the most creditworthy high yield issues.

         Notwithstanding the above, many high yield bonds continue to trade at a discount to par, and that discount provides the opportunity for price appreciation in addition to the high current yield. If default rates trend down in 2003, perhaps high yield spreads compared to Treasuries will compress and that might make the relative performance of the asset class favorable.

Respectfully submitted,
Bruce Monrad

Historical Information(unaudited)


                                                                                Distribution Per Share
Fiscal            	 At End of Fiscal Year                                    During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002 (b)           24,313        201,286,664       7.67      1,542,171,254         0.39          0.0000        7.40

(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share. (b)
Six months ended March 31, 2002.


Average Annual Total
Return (unaudited)

              One year ended March 31, 2002                      1.01%
              Five years ended March 31, 2002                    2.89%
              Ten years ended March 31, 2002                     8.65%


SEC Yield (unaudited)

Yield calculated as of March 31, 2002 (unaudited):                8.49%

Summary of Net Assets
March 31, 2002 (unaudited)


                                                                                                      % of
                                                                         Value                     Net Assets
Corporate Bonds
        Apparel                                                       $21,592,700                    1.40%
        Building & Construction                                        1,663,883                     0.11%
        Chemicals                                                      56,648,522                    3.67%
        Clothing                                                       36,390,125                    2.36%
        Conglomerate                                                   15,044,841                    0.98%
        Energy/Natural Resources                                      181,019,515                    11.74%
        Entertainment                                                  33,462,500                    2.17%
        Financial Services                                             19,235,339                    1.25%
        Food & Beverage                                                34,021,000                    2.21%
        Food Processing                                                20,309,000                    1.32%
        Food Service                                                   14,990,400                    0.97%
        Gaming                                                        150,301,900                    9.75%
        Gas and Oil Production                                         8,875,000                     0.57%
        Grocery Stores                                                 57,710,281                    3.74%
        Health Care-Supplies                                            400,000                      0.03%
        Hotels                                                         8,695,000                     0.56%
        Manufacturing/Service Industry                                 13,800,000                    0.89%
        Metals & Mining                                                48,848,957                    3.17%
        Miscellaneous Manufacturing                                    19,148,500                    1.24%
        Office Equipment                                               1,389,150                     0.09%
        Oil/Gas Exploration                                            14,935,000                    0.97%
        Packaging and Container                                        28,045,000                    1.82%
        Paper/ Forest Products                                         70,178,403                    4.55%
        Production and Manufacturing                                   21,513,600                    1.39%
        Recreation                                                     17,757,187                    1.15%
        Retail                                                         14,184,256                    0.92%
        Retail Food Chains                                             66,523,154                    4.31%
        Transportation                                                 10,886,700                    0.70%
        Miscellaneous                                                  1,937,830                     0.13%
                                                                   -----------------             -------------
        Total Corporate Bonds                                         $989,507,743                   64.16%
        Total Foreign Bonds                                            47,006,638                    3.05%
        Total Common Stocks                                           136,602,425                    8.86%
        Total Preferred Stocks                                         4,437,750                     0.29%
        Total Warrants                                                 2,076,514                     0.14%
        Total US Government Obligations                               199,399,500                    12.93%
        Total Repurchase Agreement                                    114,946,949                    7.45%
                                                                   -------------------		 -------------
        Total Investments                                            1,493,977,519                   96.88%
        Cash & Receivables                                             53,875,780                    3.49%
                                                                   -------------------            -------------
        Total Assets                                                 1,547,853,299                  100.37%
        Less Liabilities                                              (5,682,045)                    -0.37%
                                                                   ===================            =============
        Net Assets                                                   1,542,171,254                  100.00%


Schedule of Investments
March 31, 2002 (unaudited)

Corporate Bonds                                                                                                       Value
Name of Issuer                                                                          Principal                   (Note B)
Apparel  1.40%
----------------------------------------------------------------------------------------------------------------------------
      Polymer Group, Senior Sub. Notes, 9%, 7/01/07 (a)                                     $5,100,000           $1,785,000
      Polymer Group, Senior Sub. Notes, 8.75%, 3/01/08 (a)                                  18,922,000            6,622,700
      Samsonite Corp. Senior Sub. Notes, 10.75%, 6/15/08                                    18,000,000           13,185,000
                                                                                                       ---------------------
                                                                                                                 21,592,700

Building & Construction  .11%
----------------------------------------------------------------------------------------------------------------------------
      Aluma Enterprises, Inc., 7.5%, 12/31/01                                                2,009,173              803,669
      Henry Company Senior Notes, 10%, 4/15/08                                               2,500,000              825,000
      Nualt Enterprises, Inc., 6%,12/31/04                                                   7,042,799               35,214
                                                                                                       ---------------------
                                                                                                                  1,663,883

Chemicals  3.67%
----------------------------------------------------------------------------------------------------------------------------
      General Chemical Ind. Senior Senior Sub. Notes, 10.625%, 5/01/09                       3,000,000            2,490,000
      Huntsman Polymer Corp. Senior Notes, 11.75%, 12/01/04 (a)                              2,000,000              420,000
      LaRoche Ind. Sen. Sub. Notes Ser. B, 9.5%, 9/15/07 (a)                                18,000,000              225,000
      Lyondell Senior Secured Notes Series B, 9.875%, 5/01/07 (b)                           15,000,000           15,262,500
      Lyondell Chemical Senior Sub. Notes, 10.875%, 5/01/09 (b)                             10,000,000            9,875,000
      Pioneer Americas Inc.,  10%, 12/31/08 (a)                                              4,371,655            3,136,185
      Pioneer Americas Inc., FRN 5.40875%, 12/31/06 (a)                                      1,457,217            1,122,057
      Sterling Chemical Sen. Sub. Notes, 11.75%, 8/15/06 (a)                                12,500,000            1,125,000
      Sterling Chemical Sen. Sub. Notes Series A, 11.25%, 4/01/07 (a)                       30,025,000            2,702,250
      Sterling Chemical Secured Notes, 12.375%, 7/15/06 (a)                                 23,990,000           20,271,550
      Sterling Chemical Holding Sen. Disc. Notes,  0/12%, 8/15/08 (a) (c)                   18,980,000               18,980
                                                                                                       ---------------------
                                                                                                                 56,648,522

Clothing  2.36%
----------------------------------------------------------------------------------------------------------------------------
      St. John Knits Senior Sub. Notes, 12.5%, 7/1/09                                       10,000,000           10,650,000
      West Point Stevens, Inc. Sen. Notes, 7.875%, 6/15/05                                  40,725,000           20,158,875
      West Point Stevens, Inc. Sen. Notes, 7.875%, 6/15/08                                  11,750,000            5,581,250
                                                                                                       ---------------------
                                                                                                                 36,390,125

Conglomerate  .98%
----------------------------------------------------------------------------------------------------------------------------
      Jordan Industries Sen. Sub. Disc. Notes Series B, 0/11.75%, 4/01/09 (c)                6,616,713            1,124,841
      Jordan Industries Senior Notes Series D, 10.375%, 8/01/07                              9,500,000            5,510,000
      Jordan Industries Senior Notes Series B, 10.375%, 8/01/07                             14,500,000            8,410,000
                                                                                                       ---------------------
                                                                                                                 15,044,841

Energy/Natural Resources  11.74%
----------------------------------------------------------------------------------------------------------------------------
      Giant Industries Sen. Sub. Notes, 9.75%, 11/15/03 (b)                                $ 3,190,000          $ 3,182,025
      Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (b) (d)                                        20,000,000           20,250,000
      Kelley Oil Senior Sub. Notes, 10.375%, 10/15/06                                        7,500,000            4,875,000
      Kelley Oil & Gas, Senior Secured Notes, 14%, 4/15/03                                   9,928,000            9,928,000
      Key Energy Senior Sub. Notes, 14%, 1/15/09                                            10,235,000           11,770,250
      Nuevo Energy Co. Senior Sub Notes Series B, 9.5%, 6/01/08                              9,750,000            9,360,000
      Nuevo Energy Co. Senior Notes, 9.375%, 10/01/10                                        2,100,000            2,031,750
      Pacific Gas & Electric Co. Senior Notes, 7.575%, 10/31/01 (a)                         35,500,000           36,920,000
      Pacific Gas & Electric Co. Senior Notes, 7.375%, 11/01/05 (a)                          7,500,000            8,475,000
      Parker Drilling Co. Senior Notes Series D, 9.75%, 11/15/06 (b)                        12,195,000           12,438,900
      Resource America, Inc. Senior Notes, 12%, 8/01/04                                      7,500,000            7,537,500
      Swift Energy Co. Senior Sub. Notes, 10.25%, 8/01/09 (b)                               10,000,000           10,400,000
      Tesoro Petroleum Corp. Senior Sub. Notes, 9%, 7/01/08 (b)                             14,000,000           13,720,000
      Tranocen Sedco. Forex Notes, 6.75%, 04/15/05                                           1,840,000            1,875,365
      Universal Compression Sen. Disc. Notes, 0/9.875%, 2/15/08 (c)                         22,500,000           21,375,000
      Wiser Oil Co. Sen. Sub. Notes, 9.5%, 5/15/07                                           8,655,000            6,880,725
                                                                                                       ---------------------
                                                                                                                181,019,515

Entertainment  2.17%
----------------------------------------------------------------------------------------------------------------------------
      AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 3/15/09                              12,000,000           11,940,000
      AMC Entertainment, Inc. Senior Sub. Notes, 9.875%, 2/01/12                            10,000,000           10,050,000
      Cinemark USA, Inc. Senior Sub. Notes Series B, 9.625%, 8/01/08                         3,000,000            2,947,500
      Cinemark USA, Inc. Senior Sub. Notes Series D, 9.625%, 8/01/08                         6,500,000            6,435,000
      Regal Cinemas, Inc. Senior Sub. Notes, 9.375%, 2/01/12                                 2,000,000            2,090,000
                                                                                                       ---------------------
                                                                                                                 33,462,500


Financial Services  1.25%
----------------------------------------------------------------------------------------------------------------------------
      Finova Group, Inc. Notes, 7.5%,  11/15/09                                              9,094,500            3,160,339
      Metris Companies, Inc. Senior Notes, 10.125%, 7/15/06 (b)                             15,000,000           14,175,000
      Metris Companies, Inc. Senior Notes, 10%, 11/01/04                                     2,000,000            1,900,000
                                                                                                       ---------------------
                                                                                                                 19,235,339

Food & Beverage  2.21%
----------------------------------------------------------------------------------------------------------------------------
      Chiquita Brands Senior Notes, 9.625%, 1/05/04                                          3,000,000            3,300,000
      Chiquita Brands Senior Notes, 9.125%, 3/01/04                                          2,000,000            2,170,000
      Chiquita Brands Senior Notes, 10.25%, 11/01/06                                         8,000,000            8,660,000
      Chiquita Brands International Senior Notes, 10%, 6/15/09                              10,000,000           10,675,000
      Envirodyne Industries, Inc. Senior Notes, 10.25%, 12/01/01 (a)                        20,395,000            6,118,500
      Mrs. Fields Original Cookies Senior Notes, 10.125%, 12/01/04                           3,500,000            3,097,500
                                                                                                       ---------------------
                                                                                                                 34,021,000

Food Processing  1.32%
----------------------------------------------------------------------------------------------------------------------------
      Agrilink Foods, Inc. Senior Sub. Notes, 11.875%, 11/01/08                              9,000,000            9,405,000
      SC International Service Senior Sub. Notes, 9.25%, 9/01/07 (b)                        11,600,000           10,904,000
                                                                                                       ---------------------
                                                                                                                 20,309,000

Food Service  .97%
----------------------------------------------------------------------------------------------------------------------------
      Aurora Food, Inc. Senior Sub. Notes, 9.875%, 2/15/07                                   9,000,000            8,910,000
      Aurora Food, Inc. Senior Sub. Notes Series B, 9.875%, 2/15/07                          1,500,000            1,485,000
      B&G Foods Senior Sub. Notes, 9.625%, 8/01/07 (b)                                       4,500,000            4,595,400
                                                                                                       ---------------------
                                                                                                                 14,990,400

Gaming  9.75%
----------------------------------------------------------------------------------------------------------------------------
      Boyd Gaming Senior Sub. Notes, 9.5%, 7/15/07 (b)                                      25,000,000           25,812,500
      Fitzgeralds Gaming Corp. Senior Sec. Notes, 12.25%, 12/15/04 (a)                       2,277,000              796,950
      Riviera Holdings Corp. First Mortgage Notes, 10%, 8/15/04 (b)                         17,000,000           14,790,000
      Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06                             90,530,000           60,202,450
      Las Vegas Sands/Ven. Mortgage Notes, 12.25%, 11/15/04 (b)                             34,000,000           35,700,000
      Las Vegas Sands/Ven. Sen. Sub. Nts., 10/14.25%, 11/15/05 (d)                          12,500,000           13,000,000
                                                                                                       ---------------------
                                                                                                                150,301,900
Gas and Oil Production  .57%
----------------------------------------------------------------------------------------------------------------------------
      KCS Energy Inc. Senior Sub. Notes, 8.875%, 1/15/08                                    12,500,000            8,875,000

Grocery Stores  3.74%
----------------------------------------------------------------------------------------------------------------------------
      Fleming Co., Inc. Senior Sub. Notes, 10.5%, 12/01/04 (b)                              20,000,000           20,100,000
      Fleming Co., Inc. Senior Sub. Notes Ser B, 10.625%, 7/31/07 (b)                       18,000,000           18,450,000
      Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (b)                                   7,000,000            7,280,000
      Fleming Co., Inc. Convertible Notes, 5.25%, 3/15/2009                                  3,000,000            2,550,000
      Penn Traffic Senior Notes, 11%, 6/29/09                                               10,032,560            9,330,281
                                                                                                       ---------------------
                                                                                                                 57,710,281

Health Care Supplies  .03%
----------------------------------------------------------------------------------------------------------------------------
      Global Health Sciences Company Senior Notes, 11%, 5/1/08 (a)                           5,000,000              400,000

Hotels  .56%
----------------------------------------------------------------------------------------------------------------------------
      Lodgian Financing Corp. Senior Sub. Notes, 12.25% , 7/15/09 (a)                       18,500,000            8,695,000

Manufacturing/Service Industry  .89%
----------------------------------------------------------------------------------------------------------------------------
      Haynes International Senior Notes, 11.625%, 9/01/04                                   10,000,000            6,900,000
      Key Components LLC Senior Notes, 10.5%, 6/01/08                                        7,500,000            6,900,000
                                                                                                       ---------------------
                                                                                                                 13,800,000

Metals & Mining  3.17%
----------------------------------------------------------------------------------------------------------------------------
      Acme Metal, Inc. Senior Notes, 10.875%, 12/15/07 (a)                                  20,000,000                2,000
      CF&I Acquisition Term Loan, 9.5%, 3/31/03                                              3,690,618            3,506,087
      Crown Cork and Seal Co., Inc. Senior Sub. Notes, 7.125%, 9/01/02                       5,000,000            4,600,000
      Golden Northwest Aluminum, First Mortage Notes, 12%, 12/15/06                         12,500,000            7,500,000
      Inland Steel Corp. First Mortgage Nts. Series R, 7.9%, 1/15/07 (b)                     6,500,000            3,380,000
      Kaiser Aluminum Chemical Corp. Sub. Notes, 12.75%, 2/01/03 (a)                        46,230,000            9,708,300
      Kaiser Aluminum Chemical Corp. Series B, 10.875%, 10/15/06 (a)                        12,000,000            8,820,000
      Kaiser Aluminum Chemical Corp. Series D, 10.875%, 10/15/06 (a)                         1,500,000            1,102,500
      LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (a)                                    8,000,000               15,520
      LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (a)                                 7,500,000               14,550
      National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06 (a)                         3,000,000              750,000
      Ormet Corp. Senior Notes, 11%, 8/15/08 (b)                                            15,000,000            9,450,000
                                                                                                       ---------------------
                                                                                                                 48,848,957

Miscellaneous Manufacturing  1.24%
----------------------------------------------------------------------------------------------------------------------------
      Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06                                      6,645,000            5,316,000
      Evenflo Company, Inc. Senior Notes, 11.75%, 8/15/06 (a)                                7,000,000              350,000
      Great Lakes Corp. Senior Sub. Notes, 11.25%, 8/15/08                                   9,000,000            9,562,500
      LLS Corporation Senior Sub. Notes, 11.625%, 8/01/09 (a)                                6,000,000              600,000
      Remington Product Co. Senior Sub. Notes, 11%, 5/15/06                                  4,000,000            3,320,000
                                                                                                       ---------------------
                                                                                                                 19,148,500

Office Equipment  .09%
----------------------------------------------------------------------------------------------------------------------------
      Dictaphone Corp. Senior Sub. Notes, 11.75%, 8/01/05 (a)                               19,845,000            1,389,150

Oil/Gas Exploration  .97%
----------------------------------------------------------------------------------------------------------------------------
      Comstock Resources Inc. Senior Notes, 11.25%, 5/01/07 (b)                             14,500,000           14,935,000

Packaging and Container  1.82%
----------------------------------------------------------------------------------------------------------------------------
      Owens-Illinois, Inc. Senior Notes, 7.85%, 5/15/04 (b)                                 14,000,000           13,720,000
      Owens-Illinois, Inc. Senior Notes, 7.15%, 5/15/05                                     15,000,000           14,325,000
                                                                                                       ---------------------
                                                                                                                 28,045,000

Paper/Forest Products  4.55%
----------------------------------------------------------------------------------------------------------------------------
      American Tissue, Inc. Senior Secured Notes, 12.5%, 7/15/06 (a)                        16,000,000            3,600,000
      Crown Paper Senior Sub. Notes, 11%, 9/01/05 (a)                                       14,950,000              261,625
      Four M Corporation Senior Notes, Series B, 12%, 6/01/06                                1,500,000            1,522,500
      Maxxam Group Holdings, Inc. Senior Notes, 12%, 8/01/03                                11,000,000            9,460,000
      Stone Container Corp. Senior Notes, 12.58%, 8/01/16 (b)                               43,100,000           45,659,278
      Stone Container Corp. Senior Notes, 11.5%, 8/15/06 (b)                                 9,000,000            9,675,000
                                                                                                       ---------------------
                                                                                                                 70,178,403


Products and Manufacturing  1.39%
----------------------------------------------------------------------------------------------------------------------------
      Motors and Gears, Inc. Senior Notes Series D, 10.75%, 11/15/06 (b)                    22,410,000           21,513,600


Recreation  1.15%
----------------------------------------------------------------------------------------------------------------------------
      Coast Hotels & Casino Company Gtd. Notes, 9.5%, 4/01/09 (b)                           15,000,000           15,825,000
      Outboard Marine Corp. Debentures, 9.125%, 4/15/17 (a)                                  9,750,000               12,187
      Outboard Marine Corp. Senior Notes, 10.75%, 6/01/08 (a)                                8,000,000               10,000
      Pinnacle Entertainment Senior Sub. Notes, 9.25%, 2/15/07                               2,000,000            1,910,000
                                                                                                       ---------------------
                                                                                                                 17,757,187


Retail  .92%
----------------------------------------------------------------------------------------------------------------------------
      Eye Care Centers of America, Inc. Senior Notes, 9.125%, 5/01/08                       10,000,000            5,600,000
      Eye Care Centers Sub. Nts. FRN, 6.151%, 5/01/08                                        5,000,000            2,800,000
      National Vision Senior Notes, 12%, 10/15/05 (a)                                       12,500,000            5,784,256
                                                                                                       ---------------------
                                                                                                                 14,184,256

Retail Food Chains  4.31%
----------------------------------------------------------------------------------------------------------------------------
      Advantica Restaurant Group Senior Notes, 11.25%, 1/15/08                              58,768,700           47,308,804
      American Restaurant Group Senior Notes, 11.5%, 11/01/06                               15,886,000           13,503,100
      FRD Acquisition Senior Notes, 12.5%, 7/15/04 (a)                                      15,000,000              150,000
      Family Restaurants Senior Notes, 9.75%, 2/01/02 (a)                                   18,000,000              405,000
      Planet Hollywood Secured PIK Notes, 12/ 10%, 5/09/05 (a)                               3,000,000              300,000
      Romacorp, Inc. Senior Notes, 12%, 7/01/06 (b)                                          7,500,000            4,856,250
                                                                                                       ---------------------
                                                                                                                 66,523,154
Transportation  .70%
----------------------------------------------------------------------------------------------------------------------------
      Avis Rent A Car Senior Sub. Notes, 11%, 5/01/09 (b)                                   10,000,000           10,886,700

Miscellaneous  .13%
----------------------------------------------------------------------------------------------------------------------------
      Hines Horticulture Senior Sub. Notes, 12.75%, 10/15/05                                 1,951,000            1,911,980
      Mosler, Inc. Senior Notes, 11%, 4/15/03 (a)                                           10,340,000               25,850
                                                                                                       ---------------------
                                                                                                                  1,937,830

      Total Corporate Bonds  64.16% (cost $1,442,936,697)                                                     $989,507,743
                                                                                                       ---------------------



Foreign Bonds                                                                                                        Value
Name of issuer                                                                          Principal                   (Note B)
----------------------------------------------------------------------------------------------------------------------------
Foreign Bonds  3.05%
----------------------------------------------------------------------------------------------------------------------------
      Brazil C Bond Debentures, 8%, 4/15/14                                                 12,314,117          $10,036,005
      Argentina Global Bonds, 12%, 6/19/31                                                  34,249,578            7,363,659
      Republic of Brazil Discount Ser Z-L, FRN, 14.5%, 10/15/09                             26,366,000           29,503,554
      Euro Stabilization Advances, 0%, 12/15/26                                     GBP     302,459                 103,420
                                                                                                       ---------------------
      Total Foreign Bonds  (cost $55,790,330)                                                                   47,006,638
                                                                                                       ---------------------



                                                                                        Number of                     Value
Stocks                                                                                    Shares                    (Note B)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Common Stock  8.86%
----------------------------------------------------------------------------------------------------------------------------
      Advantica Restaurant Group (f)                                                         1,217,762           $1,229,940
      Chubb Corp. (b)                                                                          300,000           21,921,000
      Darling International, Inc. (f)                                                          745,530              603,879
      Homefed Corp. (f)                                                                         72,000               63,360
      International Airline Support Group (f)                                                  224,540              314,356
      Jamboree Office REIT (f)                                                                  50,307            2,515,350
      JPS Capital (f)                                                                        1,038,823            4,778,586
      J P Morgan Chase & Co.                                                                   370,000           13,190,500
      MAXXAM, Inc. (f)                                                                         200,000            2,700,000
      National Vision Inc. (f)                                                                 349,784              279,827
      NL Industries (f)                                                                        528,300            8,769,780
      Nualt Enterprises (e) (f)                                                                 10,752                  108
      Ontario Limited (e) (f)                                                                    1,773                    6
      Pathmark Stores (f)                                                                    1,600,398           38,329,532
      Penn Traffic Common (f)                                                                1,906,164           16,659,873
      Pioneer America (f)                                                                      282,700              812,763
      Planet Hollywood (f)                                                                     132,500               10,600
      Safelite Glass Corp., Class B (e) (f)                                                    109,677            1,076,467
      Safelite Realty Corp. (e) (f)                                                              7,403                   66
      Smurfit-Stone Container (f)                                                              257,142            4,407,413
      Tokheim (f)                                                                              163,841               98,305
      Trilanco 2 Limited (e) (f)                                                                    98                    1
      Trilanco 3 Limited (e) (f)                                                                    98                    1
      Walter, Industries Inc.                                                                  500,000            6,675,000
      WestPoint Stevens, Inc. (b)                                                            1,600,000            3,536,000
      Zions Bancorporation                                                                     145,600            8,629,712
                                                                                                       ---------------------
      Total Common Stocks   (cost $210,075,459)                                                                136,602,425
                                                                                                       ---------------------

----------------------------------------------------------------------------------------------------------------------------
Preferred Stocks  .29%
----------------------------------------------------------------------------------------------------------------------------
      American Restaurant Group, PIK 12%                                                         5,917           $4,437,750
                                                                                                       ---------------------
      Total Preferred Stocks - (cost $5,675,165)                                                                  4,437,750
                                                                                                       ---------------------


Warrants                                                                                Number of                     Value
Name of Issuer                                                                      Shares or Units                 (Note B)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Warrants   .14% (f)
----------------------------------------------------------------------------------------------------------------------------
      American Restaurant Group Warrants                                                         3,500                  $35
      Key Energy Service Warrants                                                               15,000            1,095,000
      Safelite Glass Corp. A Warrants (e)                                                      268,788              596,946
      Safelite Glass Corp. B Warrants (e)                                                      179,192              383,521
      Tokheim Jr. Warrants                                                                     101,133                1,012
                                                                                                       ---------------------
      Total Warrants  (cost $1,360,630)                                                                          2,076,514
                                                                                                       ---------------------


----------------------------------------------------------------------------------------------------------------------------
U.S. Short Term Securities - 12.93%                                                     Principal
----------------------------------------------------------------------------------------------------------------------------
      US Treasury Bill, 4/18/02                                                             50,000,000           49,959,000
      US Treasury Bill, 5/23/02                                                             25,000,000           24,937,750
      US Treasury Bill, 6/06/02                                                             50,000,000           49,841,000
      US Treasury Bill, 6/20/02                                                             50,000,000           49,806,500
      US Treasury Bill, 7/25/02                                                             25,000,000           24,855,250
                                                                                                       ---------------------
      Total US Government Obligations - ($199,354,042)                                                          199,399,500
                                                                                                       ---------------------

----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 7.45%
----------------------------------------------------------------------------------------------------------------------------
      Investors Bank & Trust Repurchase Agreement .86% due 4/01/02 $75,856,380*                                 $75,856,380
      Morgan Stanley Tri-Party Repurchase Agreement .89% due 04/01/02 $39,090,569**                              39,090,569
                                                                                                       ---------------------
      Total Repurchase Agreement - (cost - $114,946,949)                                                        114,946,949


      Total Investments  96.88%  (cost  $2,030,139,272)                                                      $1,493,977,519
                                                                                                       =====================

    * Acquired on March 29, 2002. Collateralized by $79,651,185 of U.S.
      Government mortage-backed securities due 10/01/23. The maturity value is $75,865,703. As an operating policy, the Trust, through the custodian bank, secures receipt of adequate collateral supporting repurchase agreements.

   ** Acquired on March 29, 2002. Collateralized by $39,872,976 of U.S.
      Government mortage-backed securities due 01/15/12. The maturity value is $39,094,305. As an operating policy, the Trust, through the custodian bank, secures receipt of adequate collateral supporting repurchase agreements.

(a)   Non-income producing security due to default or bankruptcy filing
(b)   All or a portion of securtity has been pledged to collateralize short-term borrowings.
(c)   Represents a zero coupon bond that converts to a fixed rate at a designated future date.
      The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(d)   Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(e)   Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(f)   Non-income producing security.

      PIK    Payment in Kind
      GBP  Principal denoted in British Pounds Sterling
      FRN   Floating Rate Note

Federal Tax Information:
At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $2,030,139,272. Net unrealized depreciation aggregated $536,161,753 of which $66,212,212 related to appreciated investment securities and $602,373,965 related to depreciated investment securities. The Form 1099 you receive in January 2003 will show the tax status of all distributions paid to your account in calendar 2002.


      The accompanying notes are an integral part of the financial statements.


Statement of Assets
and Liabilities (unaudited)

      March 31, 2002
Assets
-------------------------------------------------------------------------------------------------------------------------
Investments at market value (cost $2,030,139,272)                                                        $ 1,493,977,519
Interest receivable                                                                                           35,441,856
Receivable for shares of beneficial interest sold                                                             18,328,924
Receivable for dividends                                                                                         105,000
                                                                                                  -----------------------
                     Total Assets                                                                          1,547,853,299

Liabilities
-------------------------------------------------------------------------------------------------------------------------
Payable for Investments Purchased                                                                            $ 2,891,625
Payable for shares of beneficial interest repurchased                                                            701,730
Trustee fees payable                                                                                           1,928,180
Accrued expenses                                                                                                 160,510
                                                                                                  -----------------------
                     Total Liabilities                                                                         5,682,045

Net Assets                                                                                                $1,542,171,254
                                                                                                  =======================
Net Assets Consist of:
Capital, at a $1.00 par value                                                                               $201,286,664
Paid in surplus                                                                                            1,964,074,633
Accumulated net investment loss                                                                              (10,696,356)
Accumulated net realized loss on investments                                                                 (76,331,934)
Net unrealized depreciation of investments                                                                  (536,161,753)
                                                                                                  -----------------------
                                                                                                  -----------------------
Net Assets, for 201,286,664 shares outstanding                                                            $1,542,171,254
                                                                                                  =======================
Net Asset Value, offering price and redemption
price per share ($1,542,171,254/201,286,664 shares)                                                               $7.67
                                                                                                  =======================

The accompanying notes are an integral part of the financial statements.


Statement of Operations
(unaudited)

Six Months Ended March 31, 2002
Investment Income

Interest                                                                                   $60,146,735
Dividends                                                                                      758,160
Other Income                                                                                   403,386
                                                                                   --------------------
Total Income                                                                                61,308,281

Expenses
Trustee fee                                                                                 $3,545,591
Administrative expenses and salaries                                                           713,565
Computer and related expenses                                                                  307,970
Legal fees                                                                                      96,440
Printing, postage and stationary                                                                83,362
Auditing fees                                                                                   54,600
Insurance                                                                                       27,664
Telephone                                                                                       20,020
Custodian fees                                                                                   5,460
Other Expenses                                                                                 115,037
                                                                                   --------------------
                                                                                   --------------------
Total Expenses                                                                               4,969,709
                                                                                   --------------------

Net Investment Income                                                                       56,338,572
                                                                                   --------------------

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from investment transactions                                             (74,232,450)
Change in unrealized appreciation/ (depreciation) of  investments
and assets and liabilities in foreign currencies                                           133,759,616
                                                                                   --------------------
Net Increase in Net Assets Resulting from Operations                                      $115,865,738
                                                                                   ====================


The accompanying notes are part of the financial statements.

Statement of Changes                                                                          Six Months Ended
in Net Assets                                                                           March 31,          Year Ended
                                                                                          2002            September 30,
                                                                                       (unaudited)            2001
Increase (Decrease) in Net Assets
From Operations:
              Net investment income                                                        $56,338,572        $147,399,957
              Net realized loss from investment transactions                               (74,232,450)        (11,591,104)
              Change in unrealized appreciation (depreciation) of investments              133,759,616        (243,981,524)
                                                                                   ----------------------------------------
                          Net Increase (Decrease) in Net Assets Resulting
                          from Operations                                                  115,865,738        (108,172,671)
                                                                                   ----------------------------------------

Distributions to Shareholders from Net Investment Income                                   (64,747,288)       (156,028,429)


From Net Trust Share Transactions                                                          318,910,905           5,750,557
                                                                                   ----------------------------------------
                                                                                   ----------------------------------------
Total Increase (Decrease) in Net Assets                                                    370,029,355        (258,450,543)
                                                                                   ----------------------------------------

Net Assets:
Beginning of Period                                                                      1,172,141,899       1,430,592,442
                                                                                   ----------------------------------------


End of Period                                                                          $ 1,542,171,254     $ 1,172,141,899
                                                                                   ========================================


The accompanying notes are an integral part of the financial statements.

Financial Highlights

                         Six Months
                           Ended
                       March 31,2002                                                           Year Ended September 30,
                       (unaudited)   2001      2000      1999      1998      1997      1996       1995         1994         1993
Per Share Data^
Net Asset Value:
Beginning of
Period                    $7.42     $9.08     $10.08    $10.42    $11.79    $10.90    $10.33     $10.02       $9.94        $9.50
Income From
Investment
Operations:
Net investment
income                     0.33      0.92      1.02      1.05      1.01      0.98      0.98       0.98         0.98         1.04
Net realized and
unrealized gain
(loss) on
investment                 0.31     -1.61     -0.90     -0.23     -1.42      0.91      0.58       0.29         0.09         0.42
Total from
investment
operations                 0.64     -0.69      0.12      0.82     -0.41      1.89      1.56       1.27         1.07         1.46
Less Distributions:
   Net investment
   income                  -0.39     -0.97     -1.12     -0.98     -0.96     -1.00      -0.99     -0.96        -0.99        -1.02
Capital Gain                 -         -         -       -0.18       -         -          -         -            -            -

Net Asset Value:
  End of Period            $7.67     $7.42     $9.08     $10.08    $10.42    $11.79    $10.90     $10.33       $10.02       $9.94

Total Return               9.02%     -8.18%     1.29%     7.99%     -4.13%    18.16%    15.98%     13.44%       10.96%       16.25%





Financial Highlights
(continued)

Ratios & Supplemental Data

                         Six Months
                           Ended
                        March 31,2002            						  Year Ended September 30,
                        (unaudited)    2001      2000      1999      1998      1997      1996       1995         1994         1993

Net assets end of
period (in
 millions)                $1,542.2  $1,172.1  $1,430.1  $2,059.1  $2,046.7  $2,074.2  $1,200.5    $797.6       $582.1       $475.0
Ratio of operating
expenses to
average
   net assets *            0.78%#    0.86%     1.22%     0.73%     0.70%     0.65%      0.69%     1.02%        1.06%        1.21%
Ratio of interest
expense to average
net assets                 0.00%     0.21%     0.61%     0.12%     0.09%     0.01%      0.03%     0.35%        0.36%        0.48%
Ratio of net investment
income to average
net assets                 8.87%#    11.10%    10.84%    9.99%     8.73%     8.65%      9.41%     9.77%        9.37%        10.53%
Portfolio turnover
rate                      10.96%#    22.03%     3.80%    27.00%    63.80%    33.44%    32.01      40.58%       73.36%       75.72%


* Includes Interest Expense
^ Per Share Data calculated using the Average Share Method
#Annualized



Note A-Organization
         Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B-Significant Accounting Policies
         Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities.
         Federal Income Taxes: The Trust does not provide for federal income taxes as it is the policy of the Trust to distribute its taxable income for each year in taxable dividends so as to qualify as a regulated investment company under the Internal Revenue Code. At September30, 2001, the Trust had available capital loss carryforward of 2,099,492 which will expire on September 30, 2008. The capital losses will be used to offset future capital gains.
         State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.
         Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.
         Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Original issue discount on bonds and step-up bonds is accreted according to the effective-yield method. Acquisition premiums are amortized using the yield to maturity method; market premiums are amortized using the straight line method. The Trust will continue to amortize premium and discount on all fixed-income securities as required by principles set forth in the revised AICPA Audit and Accounting Guide. These principles will not affect the Trust's net asset value. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis by means of the effective-yield method.
         Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
         Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Trustees' Compensation
         Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust.












Note D-Shares of Beneficial Interest
         At March 31, 2002, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                           Six Months Ended       	            Year Ended
                                           March  31, 2002 		              September 30,2001
                                      Shares            Amount            Shares           Amount
Shares Sold                         87,986,938       $651,571,666        98,020,027      $818,255,734
Shares issued to shareholders
in reinvestment of distributions from
net investment income                5,819,295         42,068,159         12,263,153      101,482,103
                                     ---------         ----------        --------------    -----------
                                    93,806,233        693,639,825         110,283,180      919,737,837
Shares repurchased                 (50,622,743)      (374,728,920)       (109,828,931)    (913,987,280)
                                   ----------        -------------       -------------    -------------
Net Increase (Decrease)             43,183,490       $318,910,905           454,249         $5,570,557
                                    ----------        -----------           -------          ---------


Note E-Purchases and Sales of Investments
         The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $64,919,567 and $95,600,797 respectively, for the period ended March 31, 2002.

Note F-Short-term Borrowings
         Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 2002 the Trust has unused lines of credit amounting to $225,000,000 and there was no outstanding balance. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.

Note G-Repurchase Agreement
         On a daily basis, the Trust invests uninvested cash balances up to a maximum of 5% of total net assets into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H-Tripurchase Agreement
         On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for tripurchase agreements are held by Morgan Stanley & Co., Inc. until maturity of the repurchase agreement. The Trust authorizes IBT as custodian of its assets, to act as its agent for all purposes under the Tri-party repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.
                             TRUSTEES AND OFFICERS
         The Trustees of the Trust are Ernest E. Monrad, Bruce H. Monrad,
Robert B. Minturn, C. Earl Russell, Fred L. Glimp, J.Murray Howe and Peter J. Blampied. Under Massachusetts law, the Trustees are generally responsible for the management of the Trust. The following table provides certain information about the Trust s Trustees and Officers:

                                    Position(s) Held         Length of         Occupation(s) During     Other Directorships
Name, Address and Age               with Trust             Time Served (1)          Last 5 Years           held by Trustee

----------------------------------------------------------------------------------------------------------------------------------
Trustees Who Are Interested Persons of the Trust and Officers


Ernest E. Monrad                   Trustee                    41 Years               Trustee of the Trust,   Century Shares Trust
50 Congress Street                                                                   Chairman until May,
Boston, MA                                                                           2000                    Century Capital
Age 71                                                                                                       Management Trust

                                                                                                             The New America High
                                                                                                             Income Fund, Inc.

                                                                                                             Northeast Investors
                                                                                                             Growth Fund
Bruce H. Monrad                    Chairman and Trustee       8 Years                Trustee and Officer
50 Congress Street                                                                   of the Trust
Boston, MA
Age 39
William A. Oates, Jr.              President                  21 years               Trustee and President
50 Congress Street                                                                   of Northeast
Boston, MA                                                                           Investors Growth Fund
Age 59
Gordon C. Barrett                  Executive Vice President   14 years               Officer of the Trust,
50 Congress Street                 and Treasurer                                     Northeast Investors
Boston, MA                                                                           Growth Fund,
Age 45                                                                               Northeast Investors
                                                                                     Management, Inc.
Robert B. Minturn                  Trustee, Clerk, and Vice   21 years               Clerk and Trustee of    Northeast Investors
50 Congress Street                 President                                         the Trust               Growth Fund
Boston, MA
Age 62

Trustees Who Are Not Interested Persons of the Trust

C. Earl Russell                    Trustee                    50 years               Adviser to the
50 Congress Street                                                                   accounting firm of
Boston, MA                                                                           Russell, Brier & Co.
Age 93
Fred L. Glimp                      Trustee                    21 years               Special Assistant to
1350 Massachusetts Ave.                                                              President and former
Cambridge, MA                                                                        Vice President for
Age 75                                                                               Alumni Affairs and
                                                                                     Development of
                                                                                     Harvard University
J. Murray Howe                     Trustee                    15 years               Of counsel to the law
One Post Office Square                                                               firm of Sullivan &
Boston, MA                                                                           Worcester
Age 77
Peter J. Blampied                  Trustee                    2 years                President of Corcoran   Access Capital
100 Grandview Road                                                                   Management Co. Inc.,    Strategies, LLC
Braintree, MA 02184                                                                  real estate
Age 59                                                                                                       Environmental Power
                                                                                                             Corp.

(1)      The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the
         Trustees.

